Accruals and Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accruals and other current liabilities
Salary and welfare payable	$ 12,941	$ 13,796
Cloud infrastructure and IT related services fee payables	5,901	4,214
Payment from depositary bank, current	3,067	3,113
Membership fee to be refunded	2,927	1,857
Professional service fee payables	2,072	2,203
Sales return allowances	1,254	1,223
Tax payables	1,221	2,479
Advertising and promotion fee payables	835	975
Product warranty	251	200
Deposit payable		1,412
Others	1,788	1,335
Total accruals and other current liabilities	32,257	32,807
Other non-current liabilities
Payment from depositary bank, non-current	767	3,891
Total accruals and other liabilities	$ 33,024	$ 36,698